Investment in equity accounted investees (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,811		₨ 4,196		$ 56
Company's share of profits for the year	217	$ 3	147	₨ 370
O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	308		11	0
Company's share of profits for the year	₨ 0		₨ (1)	₨ 0